LORD ABBETT SERIES FUND, INC.
30 Hudson Street
Jersey City, New Jersey 07302-4804

May 5, 2026

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re:  Lord Abbett Series Fund, Inc. (the “Registrant”)

1933 Act File No. 033-31072
1940 Act File No. 811-05876

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectuses for each of the series of the above-referenced Registrant, excluding Bond Debenture Portfolio, and the statement of additional information for each series of the Registrant contained in Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 9, 2026.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2279.

Sincerely,

/s/Brooke A. Fapohunda
Brooke A. Fapohunda
Vice President, Secretary and Chief
Legal Officer
Lord Abbett Funds